united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22045

Wisconsin Capital Funds, Inc.

(Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402, Madison, WI	53717
(Address of principal executive offices)	(Zip code)

Thomas G. Plumb

8020 Excelsior Drive, Suite 402, Madison, WI 53717

(Name and address of agent for service)

Registrant’s telephone number, including area code:	608-960-4616

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2025

Item 1. Reports to Stockholders.

(a)

Plumb Balanced Fund

Institutional Class (PLIBX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Plumb Balanced Fund’s Institutional Class shares finished up 14.11% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Modine Manufacturing, and Microsoft. The largest detractors were Fiserv, Copart, Exxon Mobile, Microchip, and Novo Nordisk. The Plumb Funds have benefited from our macroeconomic themes of growth in artificial intelligence, data center buildouts, and the aerospace aftermarket segments.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Plumb Balanced Fund	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	MSCI EAFE Price (USD)	S&P 500® Index
Aug-2020	$10,000	$10,000	$10,000	$10,000
Sep-2020	$10,223	$10,140	$10,086	$10,238
Sep-2021	$11,791	$11,974	$12,402	$13,310
Sep-2022	$8,622	$10,228	$9,033	$11,250
Sep-2023	$10,638	$11,743	$11,043	$13,682
Sep-2024	$13,206	$14,678	$13,421	$18,656
Sep-2025	$14,681	$16,490	$15,043	$21,939

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Balanced Fund	14.11%	11.17%	7.51%	7.73%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.46%	12.35%	10.21%	10.18%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	8.24%
S&P 500® Index	19.96%	17.60%	16.47%	16.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$66,506,903
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$126,498
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Corporate Bonds	30.5%
Money Market Funds	0.6%
Municipal Bonds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 30.9%
Financials 21.7%
Consumer Discretionary 12.7%
Industrials 8.8%
Energy 6.0%
Utilities 4.7%
Health Care 4.3%
Communications 4.2%
Information Technology 3.3%
Consumer Staples 1.8%
Education 0.7%
Money Market Funds 0.6%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.6%
Education	0.7%
Consumer Staples	1.8%
Information Technology	3.3%
Communications	4.2%
Health Care	4.3%
Utilities	4.7%
Energy	6.0%
Industrials	8.8%
Consumer Discretionary	12.7%
Financials	21.7%
Technology	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.0%
Alphabet, Inc. - Class A	4.2%
Microsoft Corporation	3.5%
Mastercard, Inc. - Class A	3.4%
VSE Corporation	3.4%
MercadoLibre, Inc.	3.3%
Visa, Inc. - Class A	3.3%
Amazon.com, Inc.	3.2%
American Express Company	3.0%
AAR Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Plumb Balanced Fund- Institutional Class

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-PLIBX

Plumb Balanced Fund

Investor Class (PLBBX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Plumb Balanced Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Plumb Balanced Fund’s Investor Class shares finished up 13.98%  for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Modine Manufacturing, and Microsoft.  The largest detractors were Fiserv, Copart, Exxon Mobile, Microchip, and Novo Nordisk.  The Plumb Funds have benefited from our macroeconomic themes of growth in artificial intelligence, data center buildouts, and the aerospace aftermarket segments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Plumb Balanced Fund	55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	MSCI EAFE Price (USD)	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,655	$11,013	$10,348	$11,543
Sep-2017	$12,472	$12,297	$12,003	$13,691
Sep-2018	$14,905	$13,436	$12,002	$16,143
Sep-2019	$15,186	$14,125	$11,490	$16,830
Sep-2020	$17,523	$15,659	$11,283	$19,380
Sep-2021	$20,167	$18,491	$13,873	$25,194
Sep-2022	$14,716	$15,794	$10,104	$21,296
Sep-2023	$18,125	$18,133	$12,353	$25,900
Sep-2024	$22,440	$22,666	$15,013	$35,315
Sep-2025	$24,876	$25,464	$16,827	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Plumb Balanced Fund	13.98%	10.86%	7.26%	9.54%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price	13.46%	12.35%	10.21%	9.80%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	5.34%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$66,506,903
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$126,498
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	68.1%
Corporate Bonds	30.5%
Money Market Funds	0.6%
Municipal Bonds	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.6%
Education	0.7%
Consumer Staples	1.8%
Information Technology	3.3%
Communications	4.2%
Health Care	4.3%
Utilities	4.7%
Energy	6.0%
Industrials	8.8%
Consumer Discretionary	12.7%
Financials	21.7%
Technology	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.0%
Alphabet, Inc. - Class A	4.2%
Microsoft Corporation	3.5%
Mastercard, Inc. - Class A	3.4%
VSE Corporation	3.4%
MercadoLibre, Inc.	3.3%
Visa, Inc. - Class A	3.3%
Amazon.com, Inc.	3.2%
American Express Company	3.0%
AAR Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Plumb Balanced Fund- Investor Class

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-PLBBX

Plumb Equity Fund

Institutional Class (PLIEX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Plumb Equity Fund Institutional Class shares finished up 20.02% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Microsoft, and Elf Beauty.  The largest detractors were Fiserv, Copart, Arm Holdings, Novo Nordisk, and Visa.  Three of our four detractors were adversely affected by geopolitics and tariffs while Fiserv had difficulty explaining to analysts the accounting on their Clover payment system showing a declining growth rate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Plumb Equity Fund	90% S&P500/10% MSCI EAFE Price	MSCI EAFE VALUE Price (USD)	S&P 500® Index
Aug-2020	$10,000	$10,000	$10,000	$10,000
Sep-2020	$10,295	$10,223	$9,927	$10,238
Sep-2021	$12,718	$13,220	$12,567	$13,310
Sep-2022	$7,874	$11,013	$9,648	$11,250
Sep-2023	$10,746	$13,407	$12,210	$13,682
Sep-2024	$14,238	$18,076	$14,480	$18,656
Sep-2025	$15,803	$21,171	$17,124	$21,939

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 3, 2020)
Plumb Equity Fund	20.02%	10.99%	8.95%	9.28%
90% S&P500/10% MSCI EAFE Price	19.51%	17.12%	15.67%	15.65%
MSCI EAFE VALUE Price (USD)	15.68%	18.26%	11.52%	10.99%
S&P 500® Index	19.96%	17.60%	16.47%	16.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$30,775,786
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
44.3%
Financials
10.8%
Industrials
10.1%
Consumer Discretionary
9.3%
Health Care
6.6%
Information Technology
6.2%
Communications
5.9%
Consumer Staples
2.6%
Money Market Funds
2.4%
Energy
2.0%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Money Market Funds	2.4%
Consumer Staples	2.6%
Communications	5.9%
Information Technology	6.2%
Health Care	6.6%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	10.8%
Technology	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.7%
Alphabet, Inc. - Class A	5.9%
VSE Corporation	5.0%
Microsoft Corporation	4.6%
Visa, Inc. - Class A	4.3%
Advanced Micro Devices, Inc.	4.2%
MercadoLibre, Inc.	4.2%
Autodesk, Inc.	4.1%
Mastercard, Inc. - Class A	4.1%
American Express Company	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Plumb Equity Fund- Institutional Class

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-PLIEX

Plumb Equity Fund

Investor Class (PLBEX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Plumb Equity Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.plumbfunds.com. You can also request this information by contacting us at 1-866-987-7888.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Plumb Equity Fund Investor Class shares finished up 19.84% for the six months ended 9/30/25.

The largest contributors for the period were Nvidia, Alphabet (aka Google), VSE Corporation, Microsoft, and Elf Beauty.  The largest detractors were Fiserv, Copart, Arm Holdings, Novo Nordisk, and Visa.  Three of our four detractors were adversely affected by geopolitics and tariffs while Fiserv had difficulty explaining to analysts the accounting on their Clover payment system showing a declining growth rate.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Plumb Equity Fund	S&P 500® Index	MSCI EAFE Price (USD)	90% S&P500/10% MSCI EAFE Price
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,751	$11,543	$10,348	$11,420
Sep-2017	$13,675	$13,691	$12,003	$13,518
Sep-2018	$18,639	$16,143	$12,002	$15,684
Sep-2019	$18,154	$16,830	$11,490	$16,216
Sep-2020	$21,901	$19,380	$11,283	$18,383
Sep-2021	$27,009	$25,194	$13,873	$23,772
Sep-2022	$16,690	$21,296	$10,104	$19,803
Sep-2023	$22,726	$25,900	$12,353	$24,110
Sep-2024	$30,040	$35,315	$15,013	$32,506
Sep-2025	$33,245	$41,530	$16,827	$38,070

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Plumb Equity Fund	19.84%	10.67%	8.71%	12.76%
90% S&P500/10% MSCI EAFE Price	19.51%	17.12%	15.67%	14.30%
MSCI EAFE Price (USD)	15.25%	12.09%	8.32%	5.34%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$30,775,786
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Energy	2.0%
Money Market Funds	2.4%
Consumer Staples	2.6%
Communications	5.9%
Information Technology	6.2%
Health Care	6.6%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	10.8%
Technology	44.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	12.7%
Alphabet, Inc. - Class A	5.9%
VSE Corporation	5.0%
Microsoft Corporation	4.6%
Visa, Inc. - Class A	4.3%
Advanced Micro Devices, Inc.	4.2%
MercadoLibre, Inc.	4.2%
Autodesk, Inc.	4.1%
Mastercard, Inc. - Class A	4.1%
American Express Company	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Plumb Equity Fund- Investor Class

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.plumbfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-PLBEX

(b)	Not applicable

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Plumb Balanced Fund

Investor Class: PLBBX	Institutional Class: PLIBX

Plumb Equity Fund

Investor Class: PLBEX	Institutional Class: PLIEX

Semi-Annual Financial Statements and Additional Information

September 30, 2025

PLUMB BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 68.0%
	AEROSPACE & DEFENSE - 2.8%
21,000	AAR Corporation(a)	$1,883,070

	AUTOMOBILE COMPONENTS - 2.6%
12,000	Modine Manufacturing Company(a)	1,705,920

	BANKS - 2.4%
5,000	JPMorgan Chase & Company	1,577,150

	BROADLINE RETAIL - 6.5%
9,600	Amazon.com, Inc.(a)	2,107,872
950	MercadoLibre, Inc.(a)	2,220,093
		4,327,965
	CAPITAL MARKETS - 0.9%
60,000	BGC Group, Inc., Class A	567,600

	COMMERCIAL SERVICES & SUPPLIES - 3.8%
10,000	Montrose Environmental Group, Inc.(a)	274,600
13,500	VSE Corporation	2,244,240
		2,518,840
	CONSUMER FINANCE - 2.9%
6,000	American Express Company	1,992,960

	FINANCIAL SERVICES - 10.4%
8,750	Fiserv, Inc.(a)	1,128,138
3,950	Mastercard, Inc., Class A	2,246,799
38,000	Toast, Inc., Class A(a)	1,387,380
6,500	Visa, Inc., Class A	2,218,969
		6,981,286
	HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
3,500	Butterfly Network, Inc.(a)	6,755
2,350	Intuitive Surgical, Inc.(a)	1,050,990
750	Stryker Corporation	277,253
		1,334,998

PLUMB BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 68.0% (Continued)
	INTERACTIVE MEDIA & SERVICES - 4.2%
11,500	Alphabet, Inc., Class A	$2,795,650

	OIL, GAS & CONSUMABLE FUELS - 4.1%
10,000	Exxon Mobil Corporation	1,127,500
27,500	Kinder Morgan, Inc.	778,525
6,000	Phillips 66	816,120
		2,722,145
	PERSONAL CARE PRODUCTS - 1.8%
9,000	e.l.f. Beauty, Inc.(a)	1,192,320

	PHARMACEUTICALS - 1.4%
1,200	Eli Lilly & Company	915,600

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.5%
7,500	Advanced Micro Devices, Inc.(a)	1,213,425
6,000	Microchip Technology, Inc.	385,320
25,000	NVIDIA Corporation	4,664,500
5,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,396,450
		7,659,695
	SOFTWARE - 8.1%
3,000	Autodesk, Inc.(a)	953,010
50,000	Cellebrite DI Ltd.(a)	926,500
4,450	Microsoft Corporation	2,304,878
2,439	Synopsys, Inc.(a)	1,203,378
		5,387,766
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.6%
6,750	Apple, Inc.	1,718,753

	TOTAL COMMON STOCKS (Cost $21,070,376)	45,281,718

PLUMB BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.5%
	AEROSPACE & DEFENSE — 1.4%
1,000,000	Boeing Company (The)		2.9500	02/01/30	$942,168

	BANKING — 10.1%
1,000,000	Amalgamated Financial Corporation(b)	TSFR3M + 2.300%	3.2500	11/15/31	939,654
1,200,000	Banc of California, Inc.(b)	TSFR3M + 4.195%	4.3750	10/30/30	1,193,728
500,000	Flagstar Bancorp, Inc.(b)	TSFR3M + 3.190%	4.1250	11/01/30	469,235
500,000	JPMorgan Chase & Company		5.0000	01/31/34	501,657
1,000,000	JPMorgan Chase & Company		5.0000	12/13/34	994,252
1,575,000	Pinnacle Financial Partners, Inc.(b)	TSFR3M + 3.037%	7.0740	09/15/29	1,574,939
500,000	US Bancorp		5.4500	07/30/35	501,869
500,000	Wells Fargo & Company(c)		5.7500	08/15/26	502,979
					6,678,313
	ELECTRIC UTILITIES — 4.7%
500,000	AEP Texas, Inc.		5.7000	05/15/34	520,704
500,000	Appalachian Power Company		6.3750	04/01/36	540,651
1,000,000	National Grid USA		5.8750	04/01/33	1,045,009
550,000	National Rural Utilities Cooperative Finance		5.8000	01/15/33	590,382
400,000	Public Service Company of Colorado		5.1500	09/15/35	405,465
					3,102,211
	HEALTH CARE FACILITIES & SERVICES — 0.9%
109,211	CVS Pass-Through Trust		6.9430	01/10/30	114,025
500,000	HCA, Inc.		3.5000	09/01/30	478,037
					592,062
	HOME CONSTRUCTION — 1.7%
1,000,000	Masco Corporation		7.7500	08/01/29	1,114,864

	INSTITUTIONAL FINANCIAL SERVICES — 5.5%
500,000	Goldman Sachs Group, Inc. (The)		4.8000	11/29/31	508,315
500,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	550,651
310,000	Jefferies Financial Group, Inc.(c)		5.2500	11/29/28	320,293
1,000,000	Morgan Stanley Finance, LLC		5.0000	06/28/32	1,006,032
1,250,000	Morgan Stanley Finance, LLC		5.8500	05/08/34	1,257,159
					3,642,450

PLUMB BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.5%
	INTERNET MEDIA & SERVICES — 2.4%
1,300,000	Expedia Group, Inc.		5.0000	02/15/26	$1,300,107
350,000	VeriSign, Inc.		4.7500	07/15/27	350,040
					1,650,147
	OIL & GAS PRODUCERS — 1.9%
1,000,000	El Paso Natural Gas Company, LLC		7.5000	11/15/26	1,034,596
250,000	Murphy Oil USA, Inc.		5.6250	05/01/27	250,483
					1,285,079
	SOFTWARE — 1.1%
750,000	Oracle Corporation		5.2000	09/26/35	754,211

	TRANSPORTATION & LOGISTICS — 0.8%
500,000	Union Pacific Corporation		5.1000	02/20/35	514,659

	TOTAL CORPORATE BONDS (Cost $20,097,502)				20,276,164

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	STUDENT LOANS — 0.8%
500,000	Massachusetts Educational Financing Authority	4.5950	07/01/31	503,224
	TOTAL MUNICIPAL BONDS (Cost $500,000)			503,224

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
382,285	First American Government Obligations Fund, Class X, 4.04% (Cost $382,285)(d)	382,285

	TOTAL INVESTMENTS - 99.9% (Cost $42,050,163)	$66,443,391
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	63,512
	NET ASSETS - 100.0%	$66,506,903

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
Ltd.	- Limited Company

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

PLUMB EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 2.9%
10,000	AAR Corporation(a)	$896,700

	BANKS - 5.8%
3,000	JPMorgan Chase & Company	946,290
52,000	NU Holdings Ltd./Cayman Islands, Class A(a)	832,520
		1,778,810
	BROADLINE RETAIL - 7.6%
4,800	Amazon.com, Inc.(a)	1,053,936
550	MercadoLibre, Inc.(a)	1,285,317
		2,339,253
	CAPITAL MARKETS - 1.2%
40,000	BGC Group, Inc., Class A	378,400

	COMMERCIAL SERVICES & SUPPLIES - 7.2%
15,000	Copart, Inc.(a)	674,550
9,250	VSE Corporation	1,537,720
		2,212,270
	CONSUMER FINANCE - 3.8%
3,500	American Express Company	1,162,560

	FINANCIAL SERVICES - 13.8%
5,450	Fiserv, Inc.(a)	702,669
2,200	Mastercard, Inc., Class A	1,251,382
27,000	Toast, Inc., Class A(a)	985,770
3,850	Visa, Inc., Class A	1,314,313
		4,254,134
	HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
3,500	Butterfly Network, Inc.(a)	6,755
1,900	Intuitive Surgical, Inc.(a)	849,737
1,500	Stryker Corporation	554,505
		1,410,997
	HOTELS, RESTAURANTS & LEISURE - 1.7%
43,000	Genius Sports Ltd.(a)	532,340

PLUMB EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INTERACTIVE MEDIA & SERVICES - 5.9%
7,500	Alphabet, Inc., Class A	$1,823,250

	OIL, GAS & CONSUMABLE FUELS - 2.0%
4,600	Phillips 66	625,692

	PERSONAL CARE PRODUCTS - 2.6%
6,000	e.l.f. Beauty, Inc.(a)	794,880

	PHARMACEUTICALS - 2.0%
800	Eli Lilly & Company	610,400

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.7%
8,000	Advanced Micro Devices, Inc.(a)	1,294,320
3,000	Microchip Technology, Inc.	192,660
21,000	NVIDIA Corporation	3,918,179
		5,405,159
	SOFTWARE - 15.3%
4,000	Autodesk, Inc.(a)	1,270,680
2,000	Cadence Design Systems, Inc.(a)	702,520
35,000	Cellebrite DI Ltd.(a)	648,550
2,750	Microsoft Corporation	1,424,363
1,388	Synopsys, Inc.(a)	684,825
		4,730,938
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
4,500	Apple, Inc.	1,145,835

	TOTAL COMMON STOCKS (Cost $13,713,985)	30,101,618

PLUMB EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
744,924	First American Government Obligations Fund, Class X, 4.04% (Cost $744,924)(b)	$744,924

	TOTAL INVESTMENTS - 100.2% (Cost $14,458,909)	$30,846,542
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(70,756)
	NET ASSETS - 100.0%	$30,775,786

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

The Plumb Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2025

	Plumb Balanced Fund	Plumb Equity Fund
ASSETS
Investment securities:
At cost	$42,050,163	$14,458,909
At value	$66,443,391	$30,846,542
Receivable due from advisor	-	24,704
Dividends and interest receivable	336,430	7,304
Prepaid expenses and other assets	27,217	27,065
TOTAL ASSETS	66,807,038	30,905,615

LIABILITIES
Payable for Fund shares redeemed	105,116	500
Distribution (12b-1) fees payable	82,370	52,137
Payable to related parties	82,328	77,192
Investment advisory fees payable	21,573	-
Accrued expenses and other liabilities	8,748	-
TOTAL LIABILITIES	300,135	129,829
NET ASSETS	$66,506,903	$30,775,786

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$34,474,070	$12,859,662
Accumulated earnings	32,032,833	17,916,124
NET ASSETS	$66,506,903	$30,775,786

Net Asset Value Per Share:
Institutional Shares:
Net Assets	$28,523,574	$14,857,544
Shares of beneficial interest outstanding ($0.001 par value, 200 million shares issued each)	709,708	445,803
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$40.19	$33.33

Investor Shares:
Net Assets	$37,983,329	$15,918,242
Shares of beneficial interest outstanding ($0.001 par value, 200 million shares issued each)	944,928	482,617
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$40.20	$32.98

See accompanying notes to financial statements.

The Plumb Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2025

	Plumb Balanced Fund	Plumb Equity Fund
INVESTMENT INCOME
Dividends	$124,710	$50,339
Interest	469,491	24,333
Less: Foreign withholding taxes	(1,971)	(215)
TOTAL INVESTMENT INCOME	592,230	74,457

EXPENSES
Investment advisory fees	198,464	88,519
Distribution (12b-1) fees, Investor Class shares	42,098	17,011
Accounting services fees	69,478	64,520
Transfer agent fees	45,912	44,670
Legal fees	31,470	31,242
Registration fees	23,820	23,837
Third party administrative servicing fees	21,765	9,723
Trustees fees and expenses	14,043	7,567
Audit fees	9,659	8,802
Administrative services fees	7,709	7,709
Insurance expense	5,324	2,911
Custodian fees	4,213	2,960
Printing expenses	3,641	1,796
TOTAL EXPENSES	477,596	311,267

Less: Fees waived and/or expenses reimbursed by the advisor	(71,966)	(123,921)

NET EXPENSES	405,630	187,346
NET INVESTMENT INCOME (LOSS)	186,600	(112,889)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from security transactions	1,774,902	246,292
Net change in net unrealized appreciation on investments	6,003,510	4,748,728
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	7,778,412	4,995,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,965,012	$4,882,131

See accompanying notes to financial statements.

The Plumb Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Plumb Balanced Fund
	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$186,600	$266,589
Net realized gain from security transactions	1,774,902	6,906,851
Net change in unrealized appreciation (depreciation) on investments	6,003,510	(6,751,506)
Net increase in net assets resulting from operations	7,965,012	421,934

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	-	(2,841,747)
Investor Class	-	(2,229,735)
Class A*	-	(9,516)
Total distributions to shareholders	-	(5,080,998)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Institutional Class	1,409,533	1,933,768
Investor Class	4,592,984	3,633,333
Class A*	3,770	8,076
Distributions reinvested
Institutional Class	-	2,823,696
Investor Class	-	2,223,745
Class A*	-	8,736
Cost of shares redeemed
Institutional Class	(2,820,405)	(14,523,570)
Investor Class	(3,863,816)	(7,144,007)
Class A*	(100,304)	(42,446)
Net decrease in net assets from shares of beneficial interest	(778,238)	(11,078,669)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,186,774	(15,737,733)

NET ASSETS
Beginning of Period/Year	59,320,129	75,057,862
End of Period/Year	$66,506,903	$59,320,129

SHARE ACTIVITY
Institutional Class:
Shares Sold	37,660	50,193
Shares Reinvested	-	74,979
Shares Redeemed	(76,134)	(381,948)
Net decrease in shares of beneficial interest outstanding	(38,474)	(256,776)

Investor Class:
Shares Sold	116,410	95,782
Shares Reinvested	-	59,190
Shares Redeemed	(103,733)	(187,772)
Net increase (decrease) in shares of beneficial interest outstanding	12,677	(32,800)

Class A*:
Shares Sold	110	223
Shares Reinvested	-	233
Shares Redeemed	(2,641)	(1,150)
Net decrease in shares of beneficial interest outstanding	(2,531)	(694)

*	On June 27, 2025, Class A Shares were converted into Investor Shares and the Class A Share class was thereafter abolished.

See accompanying notes to financial statements.

The Plumb Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Plumb Equity Fund
	For the Six Months Ended September 30, 2025	For the Year Ended March 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(112,889)	$(230,903)
Net realized gain from security transactions	246,292	1,615,330
Net change in unrealized appreciation (depreciation) on investments	4,748,728	(3,099,285)
Net increase (decrease) in net assets resulting from operations	4,882,131	(1,714,858)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	-	(49,201)
Investor Class	-	(45,296)
Class A	-	(213)
Total distributions to shareholders	-	(94,710)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Institutional Class	362,704	320,775
Investor Class	1,726,407	1,796,911
Class A*	-	6,103
Distributions reinvested
Institutional Class	-	43,784
Investor Class	-	45,296
Class A*	-	213
Cost of shares redeemed
Institutional Class	(229,590)	(2,079,714)
Investor Class	(543,820)	(850,686)
Class A*	(64,655)	(297)
Net increase (decrease) in net assets from shares of beneficial interest	1,251,046	(717,615)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,133,177	(2,527,183)

NET ASSETS
Beginning of Period/Year	24,642,609	27,169,792
End of Period/Year	$30,775,786	$24,642,609

SHARE ACTIVITY
Institutional Class:
Shares Sold	11,461	10,599
Shares Reinvested	-	1,400
Shares Redeemed	(7,387)	(69,484)
Net increase (decrease) in shares of beneficial interest outstanding	4,074	(57,485)

Investor Class:
Shares Sold	53,028	59,481
Shares Reinvested	-	1,436
Shares Redeemed	(17,959)	(28,098)
Net increase in shares of beneficial interest outstanding	35,069	32,819

Class A*:
Shares Sold	-	206
Shares Reinvested	-	7
Shares Redeemed	(2,070)	(10)
Net increase (decrease) in shares of beneficial interest outstanding	(2,070)	203

*	On June 27, 2025, Class A Shares were converted into Investor Shares and the Class A Share class was thereafter abolished.

See accompanying notes to financial statements.

The Plumb Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Plumb Balanced Fund Institutional Class
	Six Months Ended September 30, 2025		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021*
	(Unaudited)
Net asset value, beginning of period/year	$35.22		$37.99	$29.76		$35.12	$39.04	$35.38

Activity from investment operations:
Net investment income (1)	0.14		0.19	0.34		0.34	0.12	0.04
Net realized and unrealized gain (loss) on investments	4.83		0.05	8.36		(3.42)	(0.91)	3.85
Total from investment operations	4.97		0.24	8.70		(3.08)	(0.79)	3.89

Less distributions from:
Net investment income	-		(0.53)	(0.47)		(0.19)	(0.06)	(0.23)
Net realized gains	-		(2.48)	-		(2.09)	(3.07)	-
Total distributions	-		(3.01)	(0.47)		(2.28)	(3.13)	(0.23)

Net asset value, end of period/year	$40.19		$35.22	$37.99		$29.76	$35.12	$39.04

Total return (2)	14.11	%(3)	0.24%	29.45%		(8.34)%	(2.52)%	10.97	%(3)

Net assets, at end of period/year (000s)	$28,524		$26,351	$29,666		$19,224	$34,659	$47,024

Ratio of gross expenses to average net assets (5)	1.42	%(4)	1.28%	1.34%		1.28%	1.00%	1.02	%(4)
Ratio of net expenses to average net assets	1.19	%(4)	1.19%	1.13	%(6)	0.99%	0.99%	0.99	%(4)
Ratio of net investment income to average net assets	0.74	%(4)	0.53%	1.03%		1.12%	0.30%	0.16	%(4)
Portfolio Turnover Rate	18	%(3)	26%	25%		36%	38%	63	%(3)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.
(6)	Effective July 28th, 2023, the expense cap is 1.19%
*	Institutional Shares began operations on August 3, 2020

See accompanying notes to financial statements.

The Plumb Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Plumb Balanced Fund Investor Class
	Six Months Ended September 30, 2025		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$35.27		$38.07	$29.77		$35.05	$39.04	$28.33

Activity from investment operations:
Net investment income (1)	0.10		0.10	0.26		0.28	0.03	0.05
Net realized and unrealized gain (loss) on investments	4.83		0.08	8.36		(3.41)	(0.89)	10.82
Total from investment operations	4.93		0.18	8.62		(3.13)	(0.86)	10.87

Less distributions from:
Net Investment income	-		(0.50)	(0.32)		(0.06)	(0.06)	(0.16)
Net realized gains	-		(2.48)	-		(2.09)	(3.07)	-
Total distributions	-		(2.98)	(0.32)		(2.15)	(3.13)	(0.16)

Net asset value, end of period/year	$40.20		$35.27	$38.07		$29.77	$35.05	$39.04

Total return (2)	13.98	%(3)	(0.03)%	29.11%		(8.50)%	(2.73)%	38.35%

Net assets, at end of period/year (000s)	$37,983		$32,880	$45,270		$39,756	$62,718	$94,514

Ratio of gross expenses to average net assets (5)	1.66	%(4)	1.53%	1.58%		1.53%	1.25%	1.22%
Ratio of net expenses to average net assets	1.44	%(4)	1.44%	1.37	%(6)	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets	0.50	%(4)	0.28%	0.79%		0.93%	0.08%	0.13%
Portfolio Turnover Rate	18	%(3)	26%	25%		36%	38%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.
(6)	Effective July 28th, 2023, the expense cap is 1.44%

See accompanying notes to financial statements.

The Plumb Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Plumb Equity Fund Institutional Class
	Six Months Ended September 30, 2025		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021*
	(Unaudited)
Net asset value, beginning of period/year	$27.77		$29.78		$20.63		$25.81	$34.86	$32.57

Activity from investment operations:
Net investment income (loss) (1)	(0.11)		(0.21)		0.42		(0.05)	(0.26)	(0.16)
Net realized and unrealized gain (loss) on investments	5.67		(1.70	)(5)	8.73		(3.06)	(1.25)	5.88
Total from investment operations	5.56		(1.91)		9.15		(3.11)	(1.51)	5.72

Less distributions from:
Net investment income	-		-		-		-	-	(0.22)
Net realized gains	-		(0.10)		-		(2.07)	(7.54)	(3.21)
Total distributions	-		(0.10)		-		(2.07)	(7.54)	(3.43)

Net asset value, end of period/year	$33.33		$27.77		$29.78		$20.63	$25.81	$34.86

Total return (2)	20.02	%(3)	(6.44)%		44.35%		(11.00)%	(6.51)%	17.17	%(3)

Net assets, at end of period/year (000s)	$14,858		$12,269		$12,176		$6,499	$8,986	$14,813

Ratio of gross expenses to average net assets (6)	2.14	%(4)	1.96%		2.28%		2.25%	1.57%	1.39	%(4)
Ratio of net expenses to average net assets	1.25	%(4)	1.25%		1.18	%(7)	0.99%	0.99%	0.99	%(4)
Ratio of net investment income (loss) to average net assets	(0.69	)%(4)	(0.71)%		(0.51)%		(0.24)%	(0.75)%	(0.70	)%(4)
Portfolio Turnover Rate	12	%(3)	21%		14%		43%	40%	66	%(3)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any sales charges (loads) and redemption fees.
(3)	Not annualized.
(4)	Annualized.
(5)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.
(7)	Effective July 28, 2023, the expense cap is 1.25%
*	Institutional Shares began operations on August 3, 2020

See accompanying notes to financial statements.

The Plumb Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Plumb Equity Fund Investor Class
	Six Months Ended September 30, 2025		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$27.52		$29.58		$20.55		$25.76	$34.87	$23.90

Activity from investment operations:
Net investment loss (1)	(0.15)		(0.29)		(0.45)		(0.09)	(0.33)	(0.24)
Net realized and unrealized gain (loss) on investments	5.61		(1.67	)(5)	9.48		(3.05)	(1.24)	14.57
Total from investment operations	5.46		(1.96)		9.03		(3.14)	(1.57)	14.33

Less distributions from:
Net investment income	-		-		-		-	-	(0.15)
Net realized gains	-		(0.10)		-		(2.07)	(7.54)	(3.21)
Total distributions	-		(0.10)		-		(2.07)	(7.54)	(3.36)

Net asset value, end of period/year	$32.98		$27.52		$29.58		$20.55	$25.76	$34.87

Total return (2)	19.84	%(3)	(6.65)%		43.94%		(11.15)%	(6.69)%	59.42%

Net assets, at end of period/year (000s)	$15,918		$12,317		$14,939		$13,736	$17,252	$23,404

Ratio of gross expenses to average net assets (6)	2.38	%(4)	2.20%		2.51%		2.26%	1.74%	1.53%
Ratio of net expenses to average net assets	1.50	%(4)	1.50%		1.41	%(7)	1.19%	1.19%	1.19%
Ratio of net investment loss to average net assets	(0.94	)%(4)	(0.96)%		(0.74)%		(0.43)%	(0.95)%	(0.75)%
Portfolio Turnover Rate	12	%(3)	21%		14%		43%	40%	66%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes any redemption fees.
(3)	Not annualized.
(4)	Annualized.
(5)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.
(7)	Effective July 28, 2023, the expense cap is 1.50%.

See accompanying notes to financial statements.

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”), also referred to as the “Plumb Funds”, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). Each Fund offers two share classes: the Investor Shares (Inception date of May 24, 2007) and Institutional Shares (Inception date of August 3, 2020). Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Investor Class Shares have a 12b-1 fee of up to 0.25%; and (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable.

The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used, as of September 30, 2025, to value the Funds’ investments carried at fair value:

Plumb balanced Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$45,281,718	$-	$-	$45,281,718
Corporate Bonds	-	20,276,164	-	20,276,164
U.S. Government Agency Issues	-	503,224	-	503,224
Money Market Fund	382,285	-	-	382,285
Total	$45,664,003	$20,779,388	$-	$66,443,391

Plumb Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,101,618	$-	$-	$30,101,618
Money Market Fund	744,924	-	-	744,924
Total	$30,846,542	$-	$-	$30,846,542

The Funds did not hold any Level 3 securities during the period.

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

Use of Estimates: The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Income and Expenses: Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes: The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other: Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Under the Company's organizational documents, the Company will indemnify its officers and directors for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay a distribution fee up to 0.25% of the Funds’ average daily net assets attributable to the Investor Shares of each Fund, for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended September 30, 2025, the Plumb Balanced Fund Investor Shares incurred expenses of $42,098 and the Plumb Equity Fund Investor Shares incurred expenses of $17,011, pursuant to the 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective July 28, 2023, the Advisor, has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.44% of the Fund’s average daily net assets for the Investor Shares, and 1.19% of the Fund’s average daily net assets for the Institutional Shares. Prior to July 28, 2023 Wisconsin Capital Management contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses of each Fund to 1.50% of the Fund’s average daily net assets for the Investor Shares and 1.25% of the Fund’s average daily net assets for the Institutional Shares. This contractual limitation is in effect until July 31, 2026 and may not be terminated without the approval of the Board of Directors of Wisconsin Capital Funds, Inc. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2025, the Advisor waived $39,565 and $32,401 expenses in the Plumb Balanced Fund’s Investor Shares and Institutional Shares, respectively. For the six months ended September 30, 2025, the Advisor waived $68,250 and $55,671 of expenses in the Plumb Equity Fund’s Investor Shares and Institutional Shares, respectively.

As of September 30, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2026	155,658	March 31, 2026	145,790
March 31, 2027	97,577	March 31, 2027	164,692
March 31, 2028	36,618	March 31, 2028	102,227

Plumb Balanced Fund Investor Shares		Plumb Equity Fund Investor Shares
March 31, 2026	67,491	March 31, 2026	87,678
March 31, 2027	44,559	March 31, 2027	80,656
March 31, 2028	27,542	March 31, 2028	90,683

b. Distributor – The Funds’ Distributor, principal underwriter and distributor of shares of the Funds, is Ultimus Fund Distributors, LLC (the “Distributor”). Each Fund has adopted a Distribution Plan (the “Rule 12b-1 Plan”) under Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan provides that the Funds will compensate the Distributor for

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Fund pays its distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Investor shares. The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. During the six months ended September 30, 2025, the Plumb Balanced Fund Investor Shares incurred expenses of $42,098 and the Plumb Equity Fund Investor Shares incurred expenses of $17,011, pursuant to the Rule 12b-1 Plan. The Institutional Shares of each Fund are not subject to any 12b-1 fees under this Plan.

The following table reflects the Funds incurred distribution fees to UFS for the period August 4, 2025 through September 30, 2025.

Fund	Investor Class
Plumb Balanced Fund	$13,767
Plumb Equity Fund	5,703

Prior to August 4, 2025, Quasar Distributors, LLC (“Quasar”) acted as the distributor.

The following table reflects the Funds incurred distribution fees to Quasar for the period October 1, 2024 through August 3, 2025.

Fund	Investor Class
Plumb Balanced Fund	$28,331
Plumb Equity Fund	11,308

c. Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the period of August 4, 2025 through September 30, 2025, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
Plumb Balanced Fund	$15,418	$5,362
Plumb Equity Fund	15,418	10,942

Prior to August 4, 2025, U.S. Bank Global Fund Services (“U.S. Bank”) acted as administrator, transfer agent and accounting agent.

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

For the period of October 1, 2024 through August 3, 2025, the Funds paid U.S. Bank the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
Plumb Balanced Fund	$61,769	$40,550
Plumb Equity Fund	56,811	33,728

For the period ended September 30, 2025, the Trustees received fees in the amount of $14,352 from Plumb Balanced Funds and $5,648 from Plumb Equity Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $11,457,183 and $11,486,396 respectively, for Plumb Balanced Fund, and $6,134,549 and $3,545,160, respectively, for Plumb Equity Fund.

5.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund was as follows:

	Plumb Balanced Fund		Plumb Equity Fund
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Charles Schwab & Co, Inc.	-	66.49%	-	84.19%
Thomas G. Plumb	-	-	25.97%	-

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of September 30, 2025, and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Plumb Balanced Fund	$42,050,163	$24,888,426	$(495,198)	$24,393,228
Plumb Equity Fund	14,458,909	16,540,238	(152,605)	16,387,633

The Plumb Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

The tax character of distributions paid during the fiscal years ended March 31, 2025 and 2024 was as follows:

For fiscal year ended March 31, 2025	Ordinary Income	Long-Term Capital Gain	Total Distribution
Plumb Balanced Fund	$979,202	$4,101,796	$4,934,132
Plumb Equity Fund	-	94,710	1,097,373

For fiscal year ended March 31, 2024	Ordinary Income	Long-Term Capital Gain	Total Distribution
Plumb Balanced Fund	$726,081	$-	$726,081
Plumb Equity Fund	-	-	-

As of March 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Plumb Balanced Fund	$43,464	$5,634,639	$-	$18,389,718	$24,067,821
Plumb Equity Fund	-	1,444,654	(49,566)	11,638,905	$13,033,993

The tax cost of investments as of March 31, 2025 was $40,816,593 and $13,046,608 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs primarily due to the amortization of callable bonds.

As of March 31, 2025, The Plumb Balanced Fund did not differ, on a tax basis, any late year ordinary and post-October capital losses. The Plumb Equity Fund did differ, on a tax basis, $49,566 late year ordinary losses and no post-October capital losses.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Per the year ended March 31, 2025, distributable earnings increased by $227,225 and capital stock decreased by $227,225 for the Plumb Equity Fund. The permanent difference relates to net operating loss. No reclassification was made to the Plumb Balanced Fund.

7.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

The Plumb Funds

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in the 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 5, 2025, the Board of Directors, including all of the Independent Directors (all of whom were present), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

●	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

●	a memorandum and related materials from the Funds’ management providing information regarding:

○	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

○	the expense ratios of the Funds compared to their respective peers identified by Morningstar; and

○	the scope of investment management services provided by the Advisor;

●	the Advisory Agreement with the Advisor; and

●	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement. The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, administrative, and other support provided by the Advisor. The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the performance of regular compliance and risk analysis functions for the Funds, and provides office space, equipment, and certain information technology services necessary for the operation of the Funds.

The Plumb Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

The Board determined that the significant experience of the Advisor and portfolio manager, including several decades in the investment management industry and managing mutual funds, made them well qualified to continue managing the Funds. The Board determined that, based on the information presented to it in the Board Materials at this meeting and during previous quarters throughout the past year, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.

The Board discussed the investment-related and other support available from the Advisor. The Advisor outlined initiatives at the Advisor and indicated that the corporate parent of the Advisor, TGP, Inc., continues to be committed to supporting the Advisor if and as needed.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the performances of the Balanced Fund and Equity Fund over various periods, including the year-to-date, one-year, three-year, five-year, and ten-year periods. The Advisor discussed the performance of the Funds, noting that performance for the Balanced Fund had been challenging for the one-year period after many years of above-average performance. The Advisor said that the Investor Share class of the Balanced Fund had performed behind its benchmark for the one-year, three-year, five-year, and ten-year periods, and performed behind its Morningstar category average for the one-year and three-year periods while performing ahead of it for the five-year and ten-year periods. The Advisor said that the Investor Share class of the Equity Fund had performed behind both its benchmark and its Morningstar category average for the one-year, three-year, five-year, and ten-year periods.

The Board discussed the performance of the Equity Fund and the Balanced Fund over the periods measured. The Board considered the reason behind recent underperformance of the Funds, the adherence of the Advisor to its stated investment strategies, and opportunities for improvement going forward. After considering the performances of the Balanced Fund and the Equity Fund in this context, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Advisor reviewed the management fees and expense ratios for each Fund. The Advisor reviewed gross expense ratio information with respect to each class of each of the Funds, and said that after the waiver of certain fees and expenses relating to the Funds, the expense ratio for Balanced Fund was 1.44 percent for the Investor Shares and 1.19 percent for the Institutional Shares for the most recent fiscal year, and the expense ratio for the Equity Fund was 1.50 percent for the Investor Shares and 1.25 percent for the Institutional Shares for the most recent fiscal year. The Advisor proposed continuing the fee waivers for each class of each of the Funds at their current levels through July 31, 2026.

The Advisor reviewed information regarding the median expense ratios of funds in the Morningstar comparison group for each Fund, which showed that the expense ratios for both Funds’ class of Investor Shares were higher than their respective Morningstar category average and the median for their comparison group. The Advisor indicated that it believed that the expense ratios of the Funds were reasonable as compared with other funds and fund complexes with less than $200 million in assets.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board in particular looked at the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios more competitive. The Board observed that the Advisor had made efforts in recent years to grow fund assets, including through the launch of multiple new share classes and additional marketing efforts associated with those launches, which it believed created the opportunity to grow Fund assets and thereby potentially reduce the expense ratios of the Funds.

The Plumb Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

September 30, 2025

The Advisor discussed other accounts advised by the Advisor, indicating that the Advisor does not provide similar services to any other registered investment company. The Advisor provided an overview of the Advisor’s standard investment advisory contract fee schedule for its separately managed account clients and the services provided to these Advisor clients. The Board considered the fees for these other accounts. The Advisor noted that separately managed account clients require different services and entail a different level of regulatory and compliance costs than does a registered investment company, so the standard fees for separately managed account clients and under the advisory contract with the Funds were not entirely analogous. Based on all factors it considered, the Board determined that the fees charged by the Advisor to the Funds were acceptable given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

Profits realized by the Advisor.

The Board considered the profitability of the Advisor. The Advisor indicated that they had operated at a modestly profitable level in 2024. The Advisor reviewed information regarding Advisor profits reinvested by the Advisor in an effort to sustain and grow Fund assets, including in the ongoing engagement of Cantor Fitzgerald and public relations firm SunStar Strategic. The Advisor said that it expected the Advisor expected to continue to operate at a modestly profitable level for the current year. The Board determined that the profitability of the Advisor was reasonable.

The extent to which economies of scale will be realized as the Funds grow.

The Board considered whether economies of scale might be realized to the extent the Funds’ assets increase. The Board observed that although the gross expense ratios of each of the Funds had tended to decline in periods where the Funds had grown in assets, the Funds had not exhibited significant recent asset growth. The Board determined that although increases in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, in light of their continued relatively small size, neither Fund had yet to achieve any significant economies of scale and neither was likely to realize material economies of scale until assets under management in each Fund grew significantly, which it determined was unlikely in the near future. The Board considered “fall-out” benefits that the Advisor received from managing the Funds, including reputational enhancement as well as the ability to market audited investment capabilities to prospective clients of the Advisor. The Board determined that these benefits were consistent with those received in prior years and similar to benefits received by other Advisors to mutual funds.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wisconsin Capital Funds, Inc.

By	/s/ Nathan M. Plumb
Nathan M. Plumb
Principal Executive Officer/President

Date:	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nathan M. Plumb
Nathan M. Plumb
Principal Executive Officer/President

Date:	12/5/2025

By	/s/ Alissa Schlimgen
Alissa Schlimgen
Principal Financial Officer/Chief Financial Officer

Date:	12/5/2025